PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio Annual Fund Operating Expenses - PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio	Dec. 31, 2025	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.00%	[1]
Other Expenses (as a percentage of Assets):	68.49%	[1]
Acquired Fund Fees and Expenses	0.41%	[1]
Expenses (as a percentage of Assets)	69.40%	[1]
Fee Waiver or Reimbursement	(68.80%)	[1]
Net Expenses (as a percentage of Assets)	0.60%	[1],[3]
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses
Other Expenses (as a percentage of Assets):	68.49%
Acquired Fund Fees and Expenses	0.41%
Expenses (as a percentage of Assets)	69.65%
Fee Waiver or Reimbursement	(68.80%)
Net Expenses (as a percentage of Assets)	0.85%	[3]

[1]	Only Class III shares are currently offered for sale. The Portfolio may commence offering Class I shares at a later date.
[2]	Other Expenses and Total Annual Portfolio Operating Expenses have been restated to reflect current expenses and current fee waivers and/or reimbursement.Any differences in total annual operating expenses shown in the table above and the corresponding expense ratio in the Portfolio's Financial Highlights are attributable to Acquired Fund Fees and Expenses, which are not required to be disclosed in the Portfolio's Financial Highlights, the restatement of expenses to reflect current expenses, and current fee waivers and/or expense reimbursement.
[3]	The Manager and the Distributor have contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the investment management and distribution fee received from other affiliated funds to the Portfolio due to the Portfolio’s investment in any such affiliated funds. The Manager has contractually agreed to waive a portion of its investment management fee equal to the amount of acquired expenses as a result of investment in the affiliated Underlying ETFs. The Manager has also contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee (after management fee waiver) and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2027. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent it waives such expenses on any other share class. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board.